Income taxes (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Tax effect on changes in fair value of other investments	₨ (293)	₨ 293	₨ 0
Tax effect on foreign currency translation differences	288	319	(232)
Tax effect on actuarial gains/losses on defined benefit obligations	(12)	(73)	22
Current and deferred tax relating to items credited (charged) directly to equity	₨ (17)	₨ 539	₨ (210)